Intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,108,465	$ 5,081,381
Accumulated amortization	(600,012)	(370,538)
Net book value	4,508,453	4,710,843
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,076,062	4,056,642
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	536,685	528,022
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,604	204,685
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,274	170,525
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 120,840	$ 121,507